Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses:
Directors compensation	$ 175
General and administrative expenses	175
Financing:
Financing expense	133	13
Financing income	$ 75